Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.4%
AAR Corp.
(a)
........................ 4,473 $ 473,735
Huntington Ingalls Industries, Inc. .......... 3,023 1,271,202
Moog, Inc. , Class A ................... 1,954 596,654
National Presto Industries, Inc. ............ 503 64,082
V2X, Inc.
(a)
......................... 3,454 237,739
2,643,412
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.
(a)
.................. 14,140 800,182
Hub Group, Inc. , Class A ................ 6,060 288,335
1,088,517
Automobile Components — 1.6%
Adient plc
(a)
......................... 17,379 361,483
Autoliv, Inc. ......................... 13,973 1,694,087
BorgWarner, Inc. ..................... 43,023 2,039,721
Dana, Inc. .......................... 6,664 192,590
Dorman Products, Inc.
(a)
................ 2,305 286,281
Fox Factory Holding Corp.
(a)
.............. 8,180 150,512
Garrett Motion, Inc. ................... 23,926 431,625
Gentex Corp. ....................... 23,219 534,269
Gentherm, Inc.
(a)
..................... 3,425 109,463
Goodyear Tire & Rubber Co. (The)
(a)
........ 52,898 497,770
LCI Industries ....................... 4,955 726,849
Lear Corp. ......................... 11,066 1,295,718
Patrick Industries, Inc. ................. 2,446 308,612
Phinia, Inc. ......................... 4,525 322,044
QuantumScape Corp. , Class A
(a)
........... 48,732 431,278
Standard Motor Products, Inc. ............ 4,280 170,900
Visteon Corp. ....................... 5,070 460,660
10,013,862
Automobiles — 0.2%
Harley-Davidson, Inc. .................. 23,730 469,854
Lucid Group, Inc.
(a)(b)
................... 19,611 217,094
Thor Industries, Inc. ................... 4,763 532,837
Winnebago Industries, Inc. .............. 5,017 230,330
1,450,115
Banks — 10.8%
1st Source Corp. ..................... 2,514 169,268
Amalgamated Financial Corp. ............ 2,144 83,273
Ameris Bancorp ...................... 6,379 514,275
Associated Banc-Corp. ................. 34,288 934,691
Atlantic Union Bankshares Corp. .......... 26,964 1,047,282
Axos Financial, Inc.
(a)
.................. 4,264 422,093
Banc of California, Inc. ................. 24,977 499,040
BancFirst Corp. ...................... 2,217 243,759
Bank of Hawaii Corp. .................. 7,910 591,510
Bank OZK ......................... 20,720 985,443
BankUnited, Inc. ..................... 14,281 677,919
Banner Corp. ....................... 6,413 396,580
Beacon Financial Corp. ................. 16,350 463,523
BOK Financial Corp. ................... 4,262 553,804
Burke & Herbert Financial Services Corp. .... 2,688 176,010
Business First Bancshares, Inc. ........... 5,924 166,879
Byline Bancorp, Inc. ................... 6,719 214,538
Capitol Federal Financial, Inc. ............ 23,977 174,553
Cathay General Bancorp ................ 13,044 667,592
Central Pacific Financial Corp. ............ 4,923 160,342
City Holding Co. ..................... 1,713 210,853
CNB Financial Corp. ................... 5,966 165,258
Columbia Banking System, Inc. ........... 58,896 1,733,898
Columbia Financial, Inc.
(a)
............... 4,048 65,861
Commerce Bancshares, Inc. ............. 28,169 1,482,816
Security
Shares
Shares Value
Banks (continued)
Community Financial System, Inc. ......... 10,411 $ 650,688
Community Trust Bancorp, Inc. ........... 3,233 199,476
ConnectOne Bancorp, Inc. .............. 9,654 256,990
Cullen/Frost Bankers, Inc. ............... 12,369 1,704,696
Customers Bancorp, Inc.
(a)(b)
............. 6,491 512,919
CVB Financial Corp. ................... 24,976 492,277
Dime Community Bancshares, Inc. ......... 8,236 280,189
East West Bancorp, Inc. ................ 16,259 1,860,680
Eastern Bankshares, Inc. ............... 44,036 902,078
Enterprise Financial Services Corp. ........ 7,398 424,275
Equity Bancshares, Inc. , Class A .......... 1,311 60,463
FB Financial Corp. .................... 8,053 463,289
First Bancorp ....................... 37,855 1,121,899
First Busey Corp. ..................... 17,510 431,622
First Commonwealth Financial Corp. ........ 19,387 349,548
First Financial Bancorp ................. 19,039 547,181
First Financial Bankshares, Inc. ........... 9,673 307,795
First Hawaiian, Inc. ................... 24,892 660,883
First Horizon Corp. .................... 101,700 2,490,633
First Interstate BancSystem, Inc. , Class A .... 18,319 649,775
First Merchants Corp. .................. 12,150 483,084
First Mid Bancshares, Inc. ............... 4,280 180,188
Firstsun Capital Bancorp
(a)
............... 2,240 88,435
Five Star Bancorp .................... 1,350 53,487
Flagstar Bank NA ..................... 30,429 402,271
FNB Corp. ......................... 67,328 1,181,606
Fulton Financial Corp. .................. 36,933 762,666
German American Bancorp, Inc. ........... 4,418 185,865
Glacier Bancorp, Inc. .................. 25,273 1,280,836
Hancock Whitney Corp. ................ 16,923 1,164,302
Hanmi Financial Corp. ................. 6,034 160,323
Heritage Financial Corp. ................ 6,483 167,326
Hilltop Holdings, Inc. ................... 8,594 321,845
Home BancShares, Inc. ................ 22,051 637,274
HomeTrust Bancshares, Inc. ............. 1,644 70,889
Hope Bancorp, Inc. ................... 25,450 304,891
Horizon Bancorp, Inc. .................. 10,082 177,645
Independent Bank Corp. ................ 9,746 787,282
International Bancshares Corp. ........... 6,901 480,586
Lakeland Financial Corp. ................ 3,645 217,242
Live Oak Bancshares, Inc. ............... 4,139 165,394
Mercantile Bank Corp. ................. 3,127 162,541
Metropolitan Bank Holding Corp. .......... 1,979 183,255
MidWestOne Financial Group, Inc. ......... 2,978 137,941
National Bank Holdings Corp. , Class A ...... 6,937 278,729
NBT Bancorp, Inc. .................... 9,988 443,767
Nicolet Bankshares, Inc. ................ 1,577 230,210
Northwest Bancshares, Inc. .............. 26,651 343,265
OceanFirst Financial Corp. .............. 11,638 218,213
OFG Bancorp ....................... 8,509 342,913
Old National Bancorp .................. 71,137 1,737,877
Old Second Bancorp, Inc. ............... 10,406 206,455
Origin Bancorp, Inc. ................... 6,087 260,706
Park National Corp. ................... 3,028 493,382
Pathward Financial, Inc. ................ 1,801 162,612
Peoples Bancorp, Inc. ................. 6,884 223,868
Pinnacle Financial Partners, Inc. ........... 30,397 2,890,451
Popular, Inc. ........................ 6,588 879,696
Preferred Bank ...................... 1,097 94,090
Prosperity Bancshares, Inc. .............. 18,743 1,293,454
Provident Financial Services, Inc. .......... 23,692 524,541
QCR Holdings, Inc. ................... 1,942 175,285
Renasant Corp. ...................... 18,647 703,178
Republic Bancorp, Inc. , Class A ........... 995 72,247
S&T Bancorp, Inc. .................... 7,073 301,593

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Seacoast Banking Corp. of Florida ......... 4,786 $ 160,044
Simmons First National Corp. , Class A ...... 28,046 570,175
Southside Bancshares, Inc. .............. 5,798 186,638
Southstate Bank Corp. ................. 19,971 2,043,632
Stellar Bancorp, Inc. ................... 10,044 373,034
Stock Yards Bancorp, Inc. ............... 2,005 135,718
Texas Capital Bancshares, Inc.
(a)
.......... 2,813 284,591
TFS Financial Corp. ................... 5,584 78,595
Tompkins Financial Corp. ............... 1,703 136,444
Towne Bank ........................ 14,083 492,905
TriCo Bancshares .................... 6,308 314,265
Triumph Financial, Inc.
(a)
................ 2,702 170,469
TrustCo Bank Corp. ................... 3,641 158,019
Trustmark Corp. ..................... 11,863 504,415
UMB Financial Corp. .................. 14,759 1,876,459
United Bankshares, Inc. ................ 28,863 1,221,771
United Community Banks, Inc. ............ 22,772 784,040
Univest Financial Corp. ................. 5,851 193,902
Valley National Bancorp ................ 93,348 1,163,116
WaFd, Inc. ......................... 15,054 491,062
Webster Financial Corp. ................ 16,375 1,076,984
WesBanco, Inc. ...................... 18,380 648,630
Westamerica Bancorp ................. 5,111 258,514
Western Alliance Bancorp ............... 11,357 1,012,477
Wintrust Financial Corp. ................ 7,170 1,057,503
WSFS Financial Corp. ................. 5,556 359,640
Zions Bancorp NA .................... 29,110 1,743,980
66,299,144
Beverages — 0.8%
Boston Beer Co., Inc. (The) , Class A
(a)
....... 1,119 239,041
Brown-Forman Corp. , Class A ............ 8,963 249,440
Brown-Forman Corp. , Class B, NVS ........ 60,088 1,644,609
Molson Coors Beverage Co. , Class B ....... 34,733 1,668,573
National Beverage Corp.
(a)
............... 3,819 130,151
Primo Brands Corp. , Class A ............. 42,255 800,310
4,732,124
Biotechnology — 3.8%
(a)
ACADIA Pharmaceuticals, Inc.
(b)
........... 7,719 193,978
Agios Pharmaceuticals, Inc. .............. 5,887 161,539
Alkermes plc ........................ 18,650 632,049
AnaptysBio, Inc. ..................... 1,519 72,016
Anavex Life Sciences Corp.
(b)
............. 9,370 44,039
Apogee Therapeutics, Inc. ............... 6,979 457,194
Arcus Biosciences, Inc. ................. 7,722 162,471
Arrowhead Pharmaceuticals, Inc. .......... 24,669 1,710,302
ARS Pharmaceuticals, Inc.
(b)
............. 6,278 62,717
Aurinia Pharmaceuticals, Inc. ............. 15,559 226,072
Beam Therapeutics, Inc. ................ 9,549 263,743
Biohaven Ltd. ....................... 9,373 110,883
BioMarin Pharmaceutical, Inc. ............ 23,726 1,341,468
CareDx, Inc. ........................ 6,444 132,424
Catalyst Pharmaceuticals, Inc. ............ 11,403 277,093
Celldex Therapeutics, Inc.
(b)
.............. 6,612 162,655
Cogent Biosciences, Inc. ................ 11,885 426,790
CRISPR Therapeutics AG
(b)
.............. 7,919 395,633
Denali Therapeutics, Inc. ................ 29,251 635,917
Dianthus Therapeutics, Inc. .............. 5,851 312,385
Dynavax Technologies Corp. ............. 21,510 333,082
Dyne Therapeutics, Inc. ................ 27,554 492,941
Exact Sciences Corp. .................. 13,063 1,336,867
Exelixis, Inc. ........................ 32,203 1,331,916
Geron Corp. ........................ 107,814 147,705
GRAIL, Inc.
(b)
....................... 2,776 271,548
Security
Shares
Shares Value
Biotechnology (continued)
Ideaya Biosciences, Inc.
(b)
............... 17,298 $ 556,823
Intellia Therapeutics, Inc.
(b)
.............. 19,876 261,369
Iovance Biotherapeutics, Inc.
(b)
............ 52,526 133,941
Janux Therapeutics, Inc.
(b)
............... 3,748 51,385
Kiniksa Pharmaceuticals International plc
(b)
... 2,927 128,554
Kura Oncology, Inc. ................... 15,178 123,245
Kymera Therapeutics, Inc. ............... 4,585 333,284
Lexeo Therapeutics, Inc. ................ 8,177 60,592
MiMedx Group, Inc. ................... 13,009 66,476
Mineralys Therapeutics, Inc. ............. 4,989 154,110
Moderna, Inc. ....................... 70,994 3,128,706
Monte Rosa Therapeutics, Inc. ............ 8,900 182,628
Myriad Genetics, Inc. .................. 17,292 97,181
Novavax, Inc.
(b)
...................... 27,387 242,238
Nurix Therapeutics, Inc. ................ 6,591 108,883
Precigen, Inc.
(b)
...................... 20,109 90,289
PTC Therapeutics, Inc. ................. 9,869 745,406
RAPT Therapeutics, Inc. ................ 1,189 68,582
Recursion Pharmaceuticals, Inc. , Class A
(b)
... 28,998 121,502
Relay Therapeutics, Inc.
(b)
............... 26,645 204,101
Replimune Group, Inc. ................. 10,429 73,316
Revolution Medicines, Inc. ............... 10,281 996,743
Sarepta Therapeutics, Inc. ............... 20,756 422,177
Spyre Therapeutics, Inc.
(b)
............... 4,769 152,513
Travere Therapeutics, Inc. ............... 6,039 187,753
uniQure NV ......................... 5,432 123,415
Vaxcyte, Inc. ........................ 23,591 1,263,770
Vera Therapeutics, Inc. , Class A
(b)
.......... 11,142 482,003
Viking Therapeutics, Inc.
(b)
............... 10,956 318,162
Vir Biotechnology, Inc. ................. 18,444 137,223
Viridian Therapeutics, Inc. ............... 11,921 393,393
Xencor, Inc. ........................ 5,152 62,288
Zymeworks, Inc. ..................... 3,249 73,200
23,240,678
Broadline Retail — 0.4%
Dillard's, Inc. , Class A
(b)
................. 826 501,844
Etsy, Inc.
(a)
......................... 9,749 516,307
Kohl's Corp. ........................ 21,821 381,213
Macy's, Inc. ........................ 54,391 1,088,908
Savers Value Village, Inc.
(a)(b)
............. 2,102 21,777
2,510,049
Building Products — 1.9%
A O Smith Corp. ..................... 8,688 638,481
American Woodmark Corp.
(a)
............. 1,755 104,230
Apogee Enterprises, Inc. ................ 4,007 148,780
AZZ, Inc. .......................... 3,201 397,852
Builders FirstSource, Inc.
(a)
.............. 23,350 2,671,240
Fortune Brands Innovations, Inc. .......... 24,032 1,300,131
Gibraltar Industries, Inc.
(a)
............... 2,923 149,833
Griffon Corp. ........................ 5,494 447,486
Hayward Holdings, Inc.
(a)
................ 11,485 185,368
Janus International Group, Inc.
(a)(b)
......... 15,713 107,791
Masco Corp. ........................ 25,096 1,658,595
Masterbrand, Inc.
(a)
................... 25,140 304,697
Owens Corning ...................... 17,614 2,110,862
Resideo Technologies, Inc.
(a)
............. 14,296 489,781
UFP Industries, Inc. ................... 7,032 726,265
11,441,392
Capital Markets — 2.2%
Affiliated Managers Group, Inc. ........... 2,621 820,609
Artisan Partners Asset Management, Inc. , Class
A ............................. 6,247 278,116
BGC Group, Inc. , Class A ............... 29,558 269,273

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Donnelley Financial Solutions, Inc.
(a)
........ 5,124 $ 265,167
FactSet Research Systems, Inc. ........... 3,484 886,190
Federated Hermes, Inc. , Class B, NVS ...... 7,603 405,088
Franklin Resources, Inc. ................ 59,112 1,573,561
Galaxy Digital, Inc. , Class A
(a)(b)
........... 14,984 423,448
Invesco Ltd. ........................ 70,598 1,926,619
Janus Henderson Group plc ............. 14,757 710,254
Jefferies Financial Group, Inc. ............ 14,045 859,273
Lazard, Inc. ........................ 19,584 1,052,053
MarketAxess Holdings, Inc. .............. 3,548 600,428
Oppenheimer Holdings, Inc. , Class A, NVS ... 875 73,526
P10, Inc. , Class A .................... 6,097 65,726
Perella Weinberg Partners , Class C ........ 6,186 138,010
StepStone Group, Inc. , Class A ........... 3,812 269,470
Stifel Financial Corp. .................. 6,388 787,640
StoneX Group, Inc.
(a)
.................. 3,348 375,847
Victory Capital Holdings, Inc. , Class A ....... 4,573 322,534
Virtu Financial, Inc. , Class A .............. 16,627 690,187
Virtus Investment Partners, Inc. ........... 1,360 222,020
WisdomTree, Inc. ..................... 12,498 202,468
13,217,507
Chemicals — 3.3%
Albemarle Corp. ..................... 13,410 2,288,148
Ashland, Inc. ........................ 9,011 551,113
Avient Corp. ........................ 17,928 648,097
Axalta Coating Systems Ltd.
(a)
............ 27,700 930,166
Cabot Corp. ........................ 7,135 515,076
Celanese Corp. ...................... 21,150 939,906
CF Industries Holdings, Inc. .............. 32,222 3,004,057
Chemours Co. (The) ................... 30,698 460,163
Eastman Chemical Co. ................. 23,883 1,655,570
Ecovyst, Inc.
(a)
....................... 22,268 236,263
Element Solutions, Inc. ................. 18,836 548,128
FMC Corp. ......................... 23,773 375,613
HB Fuller Co. ....................... 7,281 437,588
Huntsman Corp. ..................... 32,172 348,101
Ingevity Corp.
(a)
...................... 6,716 441,846
Innospec, Inc. ....................... 4,853 396,587
Minerals Technologies, Inc. .............. 5,941 390,680
Mosaic Co. (The) ..................... 63,213 1,738,357
NewMarket Corp. ..................... 644 431,989
Olin Corp. .......................... 9,244 192,368
PureCycle Technologies, Inc.
(a)(b)
........... 13,668 130,666
Quaker Chemical Corp. ................ 1,661 255,362
Scotts Miracle-Gro Co. (The) ............. 8,903 571,751
Solstice Advanced Materials, Inc.
(a)
......... 32,594 2,013,331
Stepan Co. ......................... 4,135 238,217
Westlake Corp. ...................... 6,993 554,685
20,293,828
Commercial Services & Supplies — 0.8%
ABM Industries, Inc. ................... 7,872 362,427
Brady Corp. , Class A, NVS .............. 3,393 293,393
BrightView Holdings, Inc.
(a)
.............. 11,762 157,140
Brink's Co. (The) ..................... 3,058 388,488
Casella Waste Systems, Inc. , Class A
(a)(b)
..... 5,384 543,138
Cimpress plc
(a)(b)
..................... 3,073 243,044
CoreCivic, Inc.
(a)
..................... 22,237 412,052
Deluxe Corp. ........................ 8,509 224,638
Enviri Corp.
(a)
....................... 15,056 284,860
GEO Group, Inc. (The)
(a)
................ 18,409 294,176
Healthcare Services Group, Inc.
(a)
.......... 14,020 263,856
HNI Corp. .......................... 7,615 363,921
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Interface, Inc. ....................... 4,605 $ 144,919
MillerKnoll, Inc. ...................... 13,640 273,891
OPENLANE, Inc.
(a)
.................... 7,148 214,726
Pitney Bowes, Inc. .................... 17,943 187,145
UniFirst Corp. ....................... 1,511 324,865
Vestis Corp. ........................ 26,519 173,169
5,149,848
Communications Equipment — 0.3%
(a)
ADTRAN Holdings, Inc. ................ 14,987 138,180
Digi International, Inc. .................. 2,313 99,621
NETGEAR, Inc. ...................... 2,212 46,253
NetScout Systems, Inc. ................. 13,675 380,302
Viasat, Inc. ......................... 21,212 958,146
Vistance Networks, Inc. ................. 20,115 362,070
1,984,572
Construction & Engineering — 0.6%
Bowman Consulting Group Ltd.
(a)
.......... 1,537 53,534
Fluor Corp.
(a)
........................ 21,335 985,463
Great Lakes Dredge & Dock Corp.
(a)
........ 8,606 128,918
Legence Corp. , Class A
(a)
............... 3,279 153,818
MYR Group, Inc.
(a)
.................... 856 214,034
Primoris Services Corp. ................ 3,695 547,784
Tutor Perini Corp. .................... 3,931 310,116
Valmont Industries, Inc. ................. 2,012 896,467
WillScot Holdings Corp. , Class A .......... 17,997 360,480
3,650,614
Construction Materials — 0.1%
Knife River Corp.
(a)
.................... 6,402 430,022
Consumer Finance — 1.3%
Ally Financial, Inc. .................... 56,738 2,398,883
Atlanticus Holdings Corp.
(a)
.............. 586 30,255
Bread Financial Holdings, Inc. ............ 8,235 597,367
Credit Acceptance Corp.
(a)(b)
.............. 1,214 604,863
Encore Capital Group, Inc.
(a)
............. 4,364 240,893
Enova International, Inc.
(a)
............... 2,245 370,807
EZCORP, Inc. , Class A, NVS
(a)
............ 11,483 246,310
FirstCash Holdings, Inc. ................ 4,234 721,897
Jefferson Capital, Inc. .................. 1,241 26,520
LendingClub Corp.
(a)
................... 8,725 147,540
LendingTree, Inc.
(a)
.................... 1,293 73,261
Navient Corp. ....................... 15,037 147,513
Nelnet, Inc. , Class A ................... 814 107,367
OneMain Holdings, Inc. ................. 24,836 1,627,751
PROG Holdings, Inc. .................. 8,397 272,399
SLM Corp. ......................... 19,023 516,474
8,130,100
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc. , Class A ............ 77,583 1,291,757
Andersons, Inc. (The) .................. 6,767 419,486
BJ's Wholesale Club Holdings, Inc.
(a)
........ 10,482 968,956
Chefs' Warehouse, Inc. (The)
(a)
........... 3,121 196,311
Grocery Outlet Holding Corp.
(a)(b)
........... 18,126 172,741
Ingles Markets, Inc. , Class A ............. 1,649 123,444
Maplebear, Inc.
(a)
..................... 15,263 567,173
Natural Grocers by Vitamin Cottage, Inc. ..... 1,327 36,254
Sprouts Farmers Market, Inc.
(a)
............ 6,896 488,995
United Natural Foods, Inc.
(a)
.............. 12,181 453,499
Weis Markets, Inc. .................... 2,595 184,634
4,903,250

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging — 1.6%
AptarGroup, Inc. ..................... 5,883 $ 735,081
Avery Dennison Corp. .................. 9,538 1,769,394
Ball Corp. .......................... 23,243 1,321,829
Crown Holdings, Inc. .................. 12,808 1,340,742
Graphic Packaging Holding Co. ........... 56,963 834,508
Greif, Inc. , Class A, NVS ................ 4,896 345,756
O-I Glass, Inc.
(a)
...................... 29,950 457,636
Sealed Air Corp. ..................... 29,017 1,215,232
Silgan Holdings, Inc. ................... 18,148 783,086
Sonoco Products Co. .................. 20,001 960,048
TriMas Corp. ........................ 3,860 134,212
9,897,524
Distributors — 0.5%
LKQ Corp. ......................... 52,939 1,739,046
Pool Corp. ......................... 4,420 1,123,078
2,862,124
Diversified Consumer Services — 0.7%
ADT, Inc. .......................... 72,458 579,664
Carriage Services, Inc. ................. 1,746 74,921
Driven Brands Holdings, Inc.
(a)(b)
........... 12,557 195,261
Frontdoor, Inc.
(a)
...................... 5,653 334,149
Graham Holdings Co. , Class B ............ 378 440,986
H&R Block, Inc. ...................... 14,428 569,185
KinderCare Learning Cos., Inc.
(a)
.......... 6,938 32,400
Matthews International Corp. , Class A ....... 5,815 152,876
McGraw Hill, Inc.
(a)(b)
................... 5,098 75,196
Mister Car Wash, Inc.
(a)
................. 11,745 65,185
Perdoceo Education Corp. ............... 4,631 148,331
Service Corp. International .............. 9,970 801,887
Strategic Education, Inc. ................ 2,619 222,667
Stride, Inc.
(a)
........................ 4,374 370,040
Udemy, Inc.
(a)
....................... 16,597 79,832
4,142,580
Diversified REITs — 0.3%
Alexander & Baldwin, Inc. ............... 15,015 311,411
American Assets Trust, Inc. .............. 10,606 191,544
Broadstone Net Lease, Inc. .............. 35,365 654,606
Essential Properties Realty Trust, Inc. ....... 17,314 525,653
Global Net Lease, Inc. ................. 40,445 382,610
2,065,824
Diversified Telecommunication Services — 0.5%
GCI Liberty, Inc. , Class A
(a)
.............. 730 27,353
GCI Liberty, Inc. , Class C, NVS
(a)
.......... 5,988 221,496
Globalstar, Inc.
(a)(b)
.................... 5,014 308,963
IDT Corp. , Class B .................... 1,439 69,979
Liberty Global Ltd. , Class A
(a)
............. 33,735 374,121
Liberty Global Ltd. , Class C, NVS
(a)
......... 26,574 294,440
Liberty Latin America Ltd. , Class A
(a)
........ 6,526 50,381
Liberty Latin America Ltd. , Class C, NVS
(a)(b)
... 21,922 170,553
Lumen Technologies, Inc.
(a)
.............. 187,265 1,651,677
Uniti Group, Inc. ..................... 20,823 173,247
3,342,210
Electric Utilities — 1.4%
Hawaiian Electric Industries, Inc.
(a)
......... 35,355 541,639
IDACORP, Inc. ...................... 5,256 697,944
MGE Energy, Inc. ..................... 3,896 311,212
OGE Energy Corp. .................... 41,232 1,801,014
Otter Tail Corp. ...................... 8,481 756,166
Pinnacle West Capital Corp. ............. 24,487 2,291,004
Portland General Electric Co. ............. 22,517 1,131,479
Security
Shares
Shares Value
Electric Utilities (continued)
TXNM Energy, Inc. .................... 19,484 $ 1,147,997
8,678,455
Electrical Equipment — 1.3%
Acuity, Inc. ......................... 1,866 577,042
Allient, Inc. ......................... 1,194 72,846
Array Technologies, Inc.
(a)
............... 17,009 192,627
Atkore, Inc. ......................... 6,713 466,218
EnerSys ........................... 2,836 511,019
Nextpower, Inc. , Class A
(a)
............... 10,895 1,275,696
Plug Power, Inc.
(a)(b)
................... 212,793 450,057
Preformed Line Products Co. ............. 240 60,226
Regal Rexnord Corp. .................. 13,627 2,200,760
Sensata Technologies Holding plc .......... 29,792 1,030,505
SES AI Corp. , Class A
(a)
................ 38,607 78,372
Sunrun, Inc.
(a)
....................... 43,254 821,826
T1 Energy, Inc.
(a)
..................... 33,192 276,489
Thermon Group Holdings, Inc.
(a)
........... 2,883 130,456
8,144,139
Electronic Equipment, Instruments & Components — 1.7%
Arrow Electronics, Inc.
(a)
................ 9,765 1,293,765
Avnet, Inc. ......................... 15,959 995,682
Bel Fuse, Inc. , Class B, NVS
(b)
............ 775 155,922
Benchmark Electronics, Inc. ............. 3,571 186,192
Crane NXT Co. ...................... 11,120 561,782
Daktronics, Inc.
(a)
..................... 3,141 72,714
ePlus, Inc. ......................... 2,504 214,868
Insight Enterprises, Inc.
(a)
............... 5,801 487,400
IPG Photonics Corp.
(a)(b)
................ 3,073 283,976
Kimball Electronics, Inc.
(a)(b)
.............. 2,227 67,278
Knowles Corp.
(a)
..................... 16,410 397,778
Littelfuse, Inc. ....................... 1,911 618,705
PC Connection, Inc. ................... 1,479 86,980
Plexus Corp.
(a)
....................... 1,877 374,143
Ralliant Corp. ....................... 23,412 1,240,134
Rogers Corp.
(a)
...................... 1,177 114,452
ScanSource, Inc.
(a)
.................... 4,974 213,832
TD SYNNEX Corp. .................... 15,487 2,457,322
Vishay Intertechnology, Inc. .............. 5,782 116,507
Vontier Corp. ........................ 15,751 590,663
10,530,095
Energy Equipment & Services — 1.3%
Archrock, Inc. ....................... 11,379 336,705
Atlas Energy Solutions, Inc. .............. 8,965 104,622
Bristow Group, Inc.
(a)
.................. 2,008 88,272
Cactus, Inc. , Class A .................. 8,328 468,283
Helix Energy Solutions Group, Inc.
(a)
........ 8,911 70,753
Helmerich & Payne, Inc. ................ 19,522 661,405
Innovex International, Inc.
(a)
.............. 7,726 191,991
Liberty Energy, Inc. , Class A ............. 32,257 795,135
Noble Corp. plc ...................... 13,043 464,592
NOV, Inc. .......................... 75,326 1,382,232
Oceaneering International, Inc.
(a)
.......... 6,684 201,188
Patterson-UTI Energy, Inc. .............. 69,883 526,219
RPC, Inc. .......................... 17,813 118,457
Seadrill Ltd.
(a)
....................... 7,338 282,366
Select Water Solutions, Inc. , Class A ........ 16,505 199,546
TETRA Technologies, Inc.
(a)
.............. 12,896 147,014
Tidewater, Inc.
(a)
..................... 2,964 185,220
Weatherford International plc ............. 15,124 1,422,866
7,646,866

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Entertainment — 0.3%
AMC Entertainment Holdings, Inc. , Class A
(a)(b)
. 104,151 $ 144,770
Cinemark Holdings, Inc. ................ 13,839 327,707
IMAX Corp.
(a)
....................... 4,137 144,423
Lionsgate Studios Corp.
(a)
............... 45,594 430,407
Playtika Holding Corp. ................. 16,830 60,925
Sphere Entertainment Co. , Class A
(a)(b)
....... 5,051 482,421
1,590,653
Financial Services — 2.3%
Burford Capital Ltd. ................... 24,547 237,861
Cannae Holdings, Inc. ................. 9,879 142,356
Enact Holdings, Inc. ................... 6,734 267,811
Essent Group Ltd. .................... 20,284 1,276,269
Euronet Worldwide, Inc.
(a)
............... 8,442 611,707
EVERTEC, Inc. ...................... 12,145 364,472
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 1,114 188,600
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 24,640 847,862
Jack Henry & Associates, Inc. ............ 6,349 1,137,804
Jackson Financial, Inc. , Class A ........... 11,064 1,315,731
Marqeta, Inc. , Class A
(a)(b)
............... 83,680 345,599
Merchants Bancorp ................... 3,046 126,287
MGIC Investment Corp. ................ 43,473 1,170,293
NCR Atleos Corp.
(a)
................... 15,186 566,438
NMI Holdings, Inc. , Class A
(a)
............. 15,376 595,359
Payoneer Global, Inc.
(a)
................. 18,737 119,730
PennyMac Financial Services, Inc. ......... 5,873 586,830
Radian Group, Inc. .................... 17,542 577,132
UWM Holdings Corp. , Class A ............ 43,885 215,475
Velocity Financial, Inc.
(a)
................ 1,338 27,148
Voya Financial, Inc. ................... 19,824 1,519,708
Walker & Dunlop, Inc. .................. 6,650 418,219
Western Union Co. (The) ............... 58,398 547,189
WEX, Inc.
(a)
......................... 6,516 1,002,812
14,208,692
Food Products — 2.3%
Cal-Maine Foods, Inc. .................. 8,752 731,055
Campbell's Co. (The) .................. 40,734 1,139,737
Conagra Brands, Inc. .................. 97,903 1,812,184
Darling Ingredients, Inc.
(a)
............... 11,768 537,327
Flowers Foods, Inc. ................... 40,881 467,270
Fresh Del Monte Produce, Inc. ............ 7,388 293,008
Hormel Foods Corp. ................... 59,503 1,464,369
Ingredion, Inc. ....................... 12,679 1,497,390
J & J Snack Foods Corp. ................ 3,063 290,985
J M Smucker Co. (The) ................. 21,538 2,258,475
Lamb Weston Holdings, Inc. ............. 16,285 747,970
Mission Produce, Inc.
(a)
................. 4,855 65,348
Pilgrim's Pride Corp. ................... 8,560 371,247
Post Holdings, Inc.
(a)
................... 10,232 1,046,836
Seaboard Corp. ...................... 52 264,279
Seneca Foods Corp. , Class A
(a)
........... 639 76,252
Simply Good Foods Co. (The)
(a)
........... 17,794 333,993
TreeHouse Foods, Inc.
(a)
................ 9,100 224,224
Utz Brands, Inc. , Class A ................ 15,089 159,038
13,780,987
Gas Utilities — 1.2%
Chesapeake Utilities Corp. .............. 2,339 300,982
MDU Resources Group, Inc. ............. 40,533 831,332
National Fuel Gas Co. ................. 9,835 823,681
New Jersey Resources Corp. ............. 19,914 985,345
Northwest Natural Holding Co. ............ 8,194 381,513
ONE Gas, Inc. ....................... 11,738 933,875
Security
Shares
Shares Value
Gas Utilities (continued)
Southwest Gas Holdings, Inc. ............ 6,204 $ 513,815
Spire, Inc. .......................... 11,928 1,007,797
UGI Corp. .......................... 44,379 1,780,042
7,558,382
Ground Transportation — 0.9%
ArcBest Corp. ....................... 2,962 267,232
Avis Budget Group, Inc.
(a)(b)
.............. 3,583 412,009
Hertz Global Holdings, Inc.
(a)(b)
............ 11,988 58,741
Knight-Swift Transportation Holdings, Inc. .... 11,504 633,870
Landstar System, Inc. .................. 4,444 663,756
Lyft, Inc. , Class A
(a)(b)
................... 49,606 836,853
Marten Transport Ltd. .................. 10,709 131,721
Ryder System, Inc. .................... 3,471 663,933
Saia, Inc.
(a)
......................... 2,891 968,109
Schneider National, Inc. , Class B .......... 3,876 104,032
U-Haul Holding Co. , NVS ............... 9,014 462,508
U-Haul Holding Co.
(a)(b)
................. 680 38,454
Werner Enterprises, Inc. ................ 3,635 124,499
5,365,717
Health Care Equipment & Supplies — 2.2%
Align Technology, Inc.
(a)
................. 7,686 1,253,049
Alphatec Holdings, Inc.
(a)
................ 7,307 108,363
AtriCure, Inc.
(a)
...................... 3,999 147,683
Baxter International, Inc. ................ 105,349 2,114,354
CONMED Corp. ...................... 6,250 239,938
DENTSPLY SIRONA, Inc. ............... 39,409 491,430
Embecta Corp. ...................... 11,104 117,814
Enovis Corp.
(a)(b)
...................... 11,245 247,840
Envista Holdings Corp.
(a)
................ 34,748 815,536
Haemonetics Corp.
(a)
.................. 5,590 372,629
ICU Medical, Inc.
(a)
.................... 4,760 713,524
Integer Holdings Corp.
(a)
................ 5,064 439,859
Integra LifeSciences Holdings Corp.
(a)
....... 13,556 151,014
IRhythm Holdings, Inc.
(a)(b)
............... 3,422 528,733
LivaNova plc
(a)
....................... 11,024 724,387
Masimo Corp.
(a)
...................... 3,841 527,485
Neogen Corp.
(a)
...................... 40,006 408,861
Novocure Ltd.
(a)
...................... 12,791 158,608
Omnicell, Inc.
(a)
...................... 8,982 435,627
QuidelOrtho Corp.
(a)(b)
.................. 13,547 368,072
Solventum Corp.
(a)
.................... 28,499 2,193,568
Tandem Diabetes Care, Inc.
(a)
............ 6,417 127,634
Teleflex, Inc. ........................ 9,530 994,646
13,680,654
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.
(a)(b)
............ 19,052 256,059
AdaptHealth Corp.
(a)
................... 18,429 185,211
Alignment Healthcare, Inc.
(a)
............. 9,540 214,936
AMN Healthcare Services, Inc.
(a)
........... 8,016 170,741
Ardent Health, Inc.
(a)
................... 4,765 38,930
Brookdale Senior Living, Inc.
(a)
............ 44,440 666,600
Castle Biosciences, Inc.
(a)
............... 5,464 215,227
Clover Health Investments Corp. , Class A
(a)(b)
.. 79,533 178,154
Concentra Group Holdings Parent, Inc. ...... 24,150 535,647
DaVita, Inc.
(a)(b)
...................... 4,825 527,566
Henry Schein, Inc.
(a)(b)
.................. 21,618 1,631,727
LifeStance Health Group, Inc.
(a)
........... 32,591 230,418
Molina Healthcare, Inc.
(a)
................ 10,493 1,884,438
National HealthCare Corp. ............... 1,074 153,700
OPKO Health, Inc.
(a)(b)
.................. 73,184 92,212
Option Care Health, Inc.
(a)
............... 19,759 671,806
PACS Group, Inc.
(a)
................... 6,207 209,548
Pediatrix Medical Group, Inc.
(a)
............ 17,021 363,909

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Select Medical Holdings Corp. ............ 22,563 $ 339,573
Universal Health Services, Inc. , Class B ..... 6,139 1,235,535
US Physical Therapy, Inc. ............... 1,337 112,134
9,914,071
Health Care REITs — 1.3%
Alexandria Real Estate Equities, Inc. ........ 30,572 1,670,454
Healthcare Realty Trust, Inc. , Class A ....... 70,347 1,181,126
Healthpeak Properties, Inc. .............. 83,719 1,443,315
LTC Properties, Inc. ................... 9,210 335,889
Medical Properties Trust, Inc. ............. 103,009 517,105
National Health Investors, Inc. ............ 5,277 433,347
Omega Healthcare Investors, Inc. .......... 33,601 1,474,412
Sabra Health Care REIT, Inc. ............. 25,853 484,227
Sila Realty Trust, Inc. .................. 6,397 155,767
7,695,642
Health Care Technology — 0.1%
(a)
Certara, Inc.
(b)
....................... 13,670 120,159
Claritev Corp.
(b)
...................... 1,659 45,058
Evolent Health, Inc. , Class A ............. 21,390 68,662
Phreesia, Inc. ....................... 6,880 92,398
Schrodinger, Inc.
(b)
.................... 5,244 73,259
Teladoc Health, Inc. ................... 36,479 198,811
598,347
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc. .............. 47,297 550,537
DiamondRock Hospitality Co. ............. 41,115 377,436
Host Hotels & Resorts, Inc. .............. 144,728 2,681,810
Park Hotels & Resorts, Inc. .............. 42,789 467,684
Pebblebrook Hotel Trust
(b)
............... 24,021 274,320
RLJ Lodging Trust .................... 32,292 239,929
Ryman Hospitality Properties, Inc. ......... 7,112 673,506
Sunstone Hotel Investors, Inc. ............ 23,588 206,867
Xenia Hotels & Resorts, Inc. ............. 19,539 288,200
5,760,289
Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc. , Class A
(a)
........ 10,964 124,003
Aramark ........................... 53,730 2,068,068
Biglari Holdings, Inc. , Class A
(a)
........... 4 7,875
Biglari Holdings, Inc. , Class B, NVS
(a)
....... 40 15,001
BJ's Restaurants, Inc.
(a)
................. 1,436 60,053
Boyd Gaming Corp. ................... 11,517 973,647
Brinker International, Inc.
(a)
.............. 6,200 977,864
Caesars Entertainment, Inc.
(a)
............ 41,934 868,034
Cheesecake Factory, Inc. (The) ........... 5,486 317,969
Choice Hotels International, Inc.
(b)
.......... 2,731 280,747
Churchill Downs, Inc. .................. 4,390 431,800
Cracker Barrel Old Country Store, Inc.
(b)
..... 4,480 134,938
First Watch Restaurant Group, Inc.
(a)
........ 5,237 83,740
Hilton Grand Vacations, Inc.
(a)
............ 10,908 492,060
Marriott Vacations Worldwide Corp. ......... 6,086 330,531
MGM Resorts International
(a)
............. 41,157 1,380,406
Norwegian Cruise Line Holdings Ltd.
(a)
....... 42,309 929,106
Papa John's International, Inc. ............ 6,471 227,585
Penn Entertainment, Inc.
(a)
............... 28,995 372,296
Rush Street Interactive, Inc. , Class A
(a)
...... 10,635 187,920
Sabre Corp.
(a)
....................... 22,226 28,894
Sharplink Gaming, Inc.
(a)(b)
............... 40,609 360,608
Six Flags Entertainment Corp.
(a)(b)
.......... 19,406 349,502
Target Hospitality Corp.
(a)
............... 4,105 28,283
Travel + Leisure Co. ................... 7,526 523,358
United Parks & Resorts, Inc.
(a)
............ 4,914 185,012
Vail Resorts, Inc. ..................... 2,562 340,925
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Wendy's Co. (The) .................... 32,303 $ 251,640
Wyndham Hotels & Resorts, Inc. .......... 8,598 625,848
Wynn Resorts Ltd. .................... 8,949 961,570
13,919,283
Household Durables — 2.0%
Century Communities, Inc. .............. 3,163 199,206
Dream Finders Homes, Inc. , Class A
(a)(b)
...... 5,042 92,722
Green Brick Partners, Inc.
(a)
.............. 6,352 440,765
Installed Building Products, Inc. ........... 1,868 538,245
KB Home .......................... 13,375 769,597
La-Z-Boy, Inc. ....................... 7,759 282,505
Leggett & Platt, Inc. ................... 27,485 320,750
LGI Homes, Inc.
(a)
.................... 4,026 201,743
M/I Homes, Inc.
(a)
..................... 5,144 687,753
Meritage Homes Corp. ................. 14,654 1,018,600
Mohawk Industries, Inc.
(a)
............... 10,141 1,200,492
Newell Brands, Inc. ................... 77,952 331,296
Sonos, Inc.
(a)
........................ 8,217 117,914
Taylor Morrison Home Corp.
(a)
............ 20,687 1,260,873
Toll Brothers, Inc. ..................... 12,471 1,801,935
TopBuild Corp.
(a)
..................... 2,765 1,294,158
TRI Pointe Homes, Inc.
(a)
................ 15,775 526,096
Whirlpool Corp. ...................... 11,394 911,406
11,996,056
Household Products — 0.2%
Central Garden & Pet Co.
(a)
.............. 2,078 70,298
Central Garden & Pet Co. , Class A, NVS
(a)
.... 10,043 308,019
Energizer Holdings, Inc. ................ 12,735 278,005
Reynolds Consumer Products, Inc. ......... 11,215 259,852
Spectrum Brands Holdings, Inc. ........... 4,641 295,678
1,211,852
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The) ..................... 146,507 2,146,328
Hallador Energy Co.
(a)
.................. 6,976 128,986
2,275,314
Industrial REITs — 0.7%
Americold Realty Trust, Inc. .............. 51,092 634,052
First Industrial Realty Trust, Inc. ........... 12,647 733,905
Innovative Industrial Properties, Inc. ........ 5,896 284,895
Lineage, Inc. ........................ 12,236 436,948
LXP Industrial Trust ................... 5,794 287,093
Rexford Industrial Realty, Inc. ............ 23,483 951,766
STAG Industrial, Inc. .................. 19,699 738,909
Terreno Realty Corp. .................. 7,706 474,227
4,541,795
Insurance — 5.4%
American Financial Group, Inc. ........... 10,088 1,314,164
AMERISAFE, Inc. .................... 4,240 159,466
Assurant, Inc. ....................... 10,509 2,502,508
Assured Guaranty Ltd. ................. 3,803 322,685
Axis Capital Holdings Ltd. ............... 15,494 1,598,671
Baldwin Insurance Group, Inc. (The) , Class A
(a)(b)
7,425 162,756
Brighthouse Financial, Inc.
(a)
............. 12,208 782,044
CNO Financial Group, Inc. ............... 20,536 863,539
Employers Holdings, Inc. ................ 4,521 197,206
Everest Group Ltd. .................... 8,810 2,918,577
F&G Annuities & Life, Inc. ............... 7,870 232,086
First American Financial Corp. ............ 20,478 1,293,800
Genworth Financial, Inc. , Class A
(a)
......... 81,625 680,753
Globe Life, Inc. ...................... 16,178 2,268,479
Hamilton Insurance Group Ltd. , Class B
(a)
.... 8,596 238,539
Hanover Insurance Group, Inc. (The) ....... 3,882 676,012

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Heritage Insurance Holdings, Inc.
(a)
......... 4,997 $ 130,272
Hippo Holdings, Inc.
(a)
.................. 1,683 50,153
Horace Mann Educators Corp. ............ 7,844 351,490
Kemper Corp. ....................... 11,239 442,929
Lincoln National Corp. ................. 30,320 1,261,615
Old Republic International Corp. ........... 33,896 1,327,706
Oscar Health, Inc. , Class A
(a)
............. 40,092 575,320
Palomar Holdings, Inc.
(a)
................ 2,133 263,617
Primerica, Inc. ....................... 2,427 638,398
ProAssurance Corp.
(a)
.................. 9,726 235,564
Reinsurance Group of America, Inc. ........ 13,616 2,760,644
RenaissanceRe Holdings Ltd. ............ 9,004 2,536,427
RLI Corp. .......................... 7,979 466,213
Safety Insurance Group, Inc. ............. 3,006 236,572
Selective Insurance Group, Inc. ........... 12,540 1,054,363
SiriusPoint Ltd.
(a)
..................... 12,081 246,573
Skyward Specialty Insurance Group, Inc.
(a)
.... 2,646 118,065
Slide Insurance Holdings, Inc.
(a)
........... 2,486 42,834
Stewart Information Services Corp. ......... 5,976 402,962
United Fire Group, Inc. ................. 4,811 172,907
Universal Insurance Holdings, Inc. ......... 3,688 112,300
Unum Group ........................ 33,176 2,520,381
White Mountains Insurance Group Ltd. ...... 308 629,838
32,788,428
Interactive Media & Services — 0.5%
EverQuote, Inc. , Class A
(a)
............... 3,594 81,584
fuboTV, Inc.
(a)
....................... 70,533 157,289
Getty Images Holdings, Inc. , Class A
(a)(b)
..... 10,950 14,344
IAC, Inc.
(a)
.......................... 13,803 510,021
QuinStreet, Inc.
(a)
..................... 4,362 57,971
Shutterstock, Inc. ..................... 2,850 56,572
Snap, Inc. , Class A, NVS
(a)
.............. 104,604 724,906
Taboola.com Ltd.
(a)(b)
................... 16,142 64,568
TripAdvisor, Inc.
(a)
.................... 23,159 307,783
Trump Media & Technology Group Corp.
(a)(b)
... 11,971 152,989
Webtoon Entertainment, Inc.
(a)(b)
........... 1,874 22,657
Yelp, Inc.
(a)
......................... 4,952 135,586
Ziff Davis, Inc.
(a)(b)
..................... 7,794 297,887
ZoomInfo Technologies, Inc.
(a)(b)
........... 51,044 410,904
2,995,061
IT Services — 1.2%
(a)
Akamai Technologies, Inc. ............... 28,717 2,789,857
ASGN, Inc. ......................... 8,824 459,642
BigBear.ai Holdings, Inc.
(b)
............... 46,054 232,112
DigitalOcean Holdings, Inc. .............. 3,774 208,514
DXC Technology Co. .................. 34,347 495,627
EPAM Systems, Inc. ................... 7,687 1,603,508
Fastly, Inc. , Class A ................... 14,771 136,632
Kyndryl Holdings, Inc.
(b)
................. 48,208 1,108,784
7,034,676
Leisure Products — 1.0%
Acushnet Holdings Corp. ................ 2,980 288,881
Brunswick Corp. ..................... 6,156 493,834
Callaway Golf Co.
(a)
................... 25,720 369,082
Hasbro, Inc. ........................ 16,144 1,441,821
Mattel, Inc.
(a)
........................ 66,387 1,386,824
Peloton Interactive, Inc. , Class A
(a)(b)
........ 77,612 433,851
Polaris, Inc. ......................... 10,575 675,108
YETI Holdings, Inc.
(a)(b)
................. 16,353 747,496
5,836,897
Security
Shares
Shares Value
Life Sciences Tools & Services — 1.4%
10X Genomics, Inc. , Class A
(a)(b)
........... 21,272 $ 429,695
Avantor, Inc.
(a)
....................... 139,331 1,521,495
BioLife Solutions, Inc.
(a)
................. 2,599 56,658
Bio-Rad Laboratories, Inc. , Class A
(a)
........ 1,481 434,970
Bio-Techne Corp. ..................... 14,475 927,703
Bruker Corp. ........................ 14,349 635,517
Charles River Laboratories International, Inc.
(a)
. 9,333 1,964,410
Fortrea Holdings, Inc.
(a)
................. 10,851 182,405
Pacific Biosciences of California, Inc.
(a)
...... 47,143 106,543
Personalis, Inc.
(a)
..................... 5,268 49,361
Repligen Corp.
(a)
..................... 5,014 748,941
Revvity, Inc. ........................ 15,923 1,732,422
8,790,120
Machinery — 3.7%
Aebi Schmidt Holding AG ............... 3,484 51,006
AGCO Corp. ........................ 8,000 907,280
Alamo Group, Inc.
(b)
................... 990 193,357
Albany International Corp. , Class A ......... 6,089 337,879
Allison Transmission Holdings, Inc. ......... 12,431 1,351,250
Astec Industries, Inc. .................. 4,381 213,442
Atmus Filtration Technologies, Inc. ......... 1,389 80,520
Blue Bird Corp.
(a)
..................... 2,980 149,924
CNH Industrial NV .................... 181,948 1,957,760
Donaldson Co., Inc. ................... 9,828 1,001,866
Douglas Dynamics, Inc. ................ 2,644 99,626
Esab Corp. ......................... 4,717 571,229
Flowserve Corp. ..................... 9,340 729,921
Gates Industrial Corp. plc
(a)
.............. 50,300 1,157,906
Greenbrier Cos., Inc. (The) .............. 5,847 294,806
Helios Technologies, Inc. ................ 3,438 222,714
Hillenbrand, Inc. ..................... 13,781 439,752
Hillman Solutions Corp.
(a)
............... 38,156 357,522
IDEX Corp. ......................... 5,847 1,160,922
JBT Marel Corp.
(b)
.................... 3,214 505,594
Kennametal, Inc. ..................... 15,745 541,470
Lindsay Corp. ....................... 1,355 169,741
Middleby Corp. (The)
(a)
................. 7,408 1,090,235
Oshkosh Corp. ...................... 12,372 1,779,341
Standex International Corp. .............. 809 194,160
Stanley Black & Decker, Inc. ............. 31,582 2,484,240
Tennant Co. ........................ 3,869 294,392
Terex Corp. ......................... 22,309 1,271,613
Timken Co. (The) ..................... 13,221 1,232,065
Toro Co. (The) ....................... 9,616 879,864
Trinity Industries, Inc. .................. 15,589 448,028
Worthington Enterprises, Inc. ............. 6,227 346,034
22,515,459
Marine Transportation — 0.2%
Genco Shipping & Trading Ltd. ............ 8,844 184,840
Kirby Corp.
(a)
........................ 4,906 577,240
Matson, Inc. ........................ 4,285 686,885
1,448,965
Media — 0.8%
Cable One, Inc. ...................... 888 71,919
DoubleVerify Holdings, Inc.
(a)
............. 13,759 148,872
EchoStar Corp. , Class A
(a)
............... 11,897 1,346,978
Ibotta, Inc. , Class A
(a)(b)
................. 1,707 35,267
John Wiley & Sons, Inc. , Class A .......... 8,858 276,635
Liberty Broadband Corp. , Class A
(a)
......... 1,860 89,317
Liberty Broadband Corp. , Class C, NVS
(a)(b)
... 11,694 562,599
Nexstar Media Group, Inc. ............... 5,706 1,211,840
NIQ Global Intelligence plc
(a)(b)
............ 5,637 95,773
Sirius XM Holdings, Inc. ................ 39,105 795,787

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Stagwell, Inc. , Class A
(a)(b)
............... 20,836 $ 125,224
TEGNA, Inc. ........................ 19,428 372,241
5,132,452
Metals & Mining — 1.8%
Alcoa Corp. ......................... 53,819 3,057,457
Alpha Metallurgical Resources, Inc.
(a)
....... 2,253 472,679
Cleveland-Cliffs, Inc.
(a)(b)
................ 112,853 1,552,857
Coeur Mining, Inc.
(a)(b)
.................. 78,985 1,614,453
Commercial Metals Co. ................. 21,795 1,675,382
Compass Minerals International, Inc.
(a)
....... 4,365 109,038
Constellium SE , Class A
(a)
............... 13,506 303,480
Hecla Mining Co. ..................... 45,557 1,025,944
Kaiser Aluminum Corp. ................. 3,141 385,149
Materion Corp. ...................... 1,098 151,831
McEwen, Inc.
(a)(b)
..................... 4,545 109,762
Ramaco Resources, Inc. , Class A
(a)
......... 5,211 101,667
Ramaco Resources, Inc. , Class B .......... 1,159 15,206
Ryerson Holding Corp. ................. 5,548 156,565
USA Rare Earth, Inc.
(a)(b)
................ 8,066 180,840
Worthington Steel, Inc. ................. 6,165 248,018
11,160,328
Mortgage Real Estate Investment Trusts (REITs) — 1.9%
AGNC Investment Corp. ................ 214,647 2,446,976
Annaly Capital Management, Inc. .......... 140,491 3,232,698
Apollo Commercial Real Estate Finance, Inc. .. 15,283 165,209
Arbor Realty Trust, Inc. ................. 34,533 265,904
ARMOUR Residential REIT, Inc. ........... 22,816 396,998
Blackstone Mortgage Trust, Inc. , Class A ..... 17,840 343,420
Chimera Investment Corp. ............... 16,353 201,960
Dynex Capital, Inc. .................... 28,298 392,776
Ellington Financial, Inc. ................. 14,643 188,163
Franklin BSP Realty Trust, Inc. ............ 16,889 173,281
Ladder Capital Corp. , Class A ............ 23,857 261,711
MFA Financial, Inc. .................... 19,550 188,462
Orchid Island Capital, Inc. ............... 31,086 242,471
PennyMac Mortgage Investment Trust ....... 17,610 208,326
Rithm Capital Corp. ................... 110,425 1,208,050
Starwood Property Trust, Inc. ............. 71,327 1,278,893
Two Harbors Investment Corp. ............ 20,526 235,433
11,430,731
Multi-Utilities — 0.4%
Avista Corp. ........................ 16,455 679,427
Black Hills Corp. ..................... 14,846 1,083,461
Northwestern Energy Group, Inc. .......... 11,828 802,648
Unitil Corp. ......................... 3,127 159,196
2,724,732
Office REITs — 1.2%
BXP, Inc. .......................... 29,895 1,933,310
COPT Defense Properties ............... 23,053 710,263
Cousins Properties, Inc. ................ 32,066 809,346
Douglas Emmett, Inc. .................. 27,024 285,373
Easterly Government Properties, Inc. ....... 8,489 198,558
Empire State Realty Trust, Inc. , Class A ...... 28,379 188,153
Highwoods Properties, Inc. .............. 21,406 553,345
JBG SMITH Properties ................. 12,744 214,609
Kilroy Realty Corp. .................... 22,486 775,317
Piedmont Realty Trust, Inc. , Class A ........ 25,344 213,397
SL Green Realty Corp. ................. 14,758 660,863
Vornado Realty Trust .................. 17,090 544,829
7,087,363
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 4.3%
Antero Midstream Corp. ................ 39,658 $ 746,364
Antero Resources Corp.
(a)
............... 19,222 699,104
APA Corp. ......................... 74,495 1,967,413
BKV Corp.
(a)
........................ 2,485 73,929
California Resources Corp. .............. 13,163 704,221
Calumet, Inc.
(a)
...................... 13,319 298,479
Chord Energy Corp. ................... 12,313 1,234,255
Core Natural Resources, Inc. ............. 4,745 452,578
Crescent Energy, Inc. , Class A ............ 49,118 479,883
CVR Energy, Inc.
(a)
.................... 6,409 145,741
Delek US Holdings, Inc. ................ 12,572 371,000
Dorian LPG Ltd. ...................... 7,463 220,382
DT Midstream, Inc. .................... 9,592 1,208,784
Excelerate Energy, Inc. , Class A ........... 4,603 171,922
Granite Ridge Resources, Inc. ............ 15,157 76,088
Gulfport Energy Corp.
(a)
................ 1,397 285,225
HF Sinclair Corp. ..................... 31,513 1,638,361
HighPeak Energy, Inc.
(b)
................ 3,065 13,946
International Seaways, Inc. .............. 7,628 455,010
Kinetik Holdings, Inc. , Class A ............ 1,536 62,838
Kosmos Energy Ltd.
(a)
.................. 87,644 138,478
Magnolia Oil & Gas Corp. , Class A ......... 36,067 920,069
Matador Resources Co. ................ 22,974 1,039,344
Murphy Oil Corp. ..................... 27,390 824,165
NextDecade Corp.
(a)(b)
.................. 22,074 116,771
Northern Oil & Gas, Inc. ................ 16,982 424,550
Ovintiv, Inc. ......................... 53,567 2,328,557
Par Pacific Holdings, Inc.
(a)(b)
............. 10,030 378,532
PBF Energy, Inc. , Class A ............... 17,122 572,902
Peabody Energy Corp. ................. 22,655 798,815
Permian Resources Corp. , Class A ......... 130,947 2,112,175
Range Resources Corp. ................ 49,187 1,861,728
REX American Resources Corp.
(a)
......... 3,005 101,599
SM Energy Co. ...................... 43,838 853,527
Talos Energy, Inc.
(a)
................... 23,069 274,982
Venture Global, Inc. , Class A
(b)
............ 19,477 190,875
Viper Energy, Inc. .................... 34,373 1,455,353
Vitesse Energy, Inc. ................... 5,806 121,694
World Kinect Corp. .................... 11,142 299,831
26,119,470
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................. 5,083 425,650
Sylvamo Corp. ...................... 7,001 342,629
768,279
Passenger Airlines — 0.6%
(a)
Alaska Air Group, Inc.
(b)
................. 11,986 609,248
American Airlines Group, Inc. ............. 133,925 1,781,203
Frontier Group Holdings, Inc.
(b)
............ 11,033 51,193
JetBlue Airways Corp. .................. 58,748 286,103
Joby Aviation, Inc. , Class A
(b)
............. 31,617 334,192
SkyWest, Inc. ....................... 5,455 526,517
Wheels Up Experience, Inc. , Class A
(b)
...... 20,542 12,941
3,601,397
Personal Care Products — 0.2%
BellRing Brands, Inc.
(a)
................. 18,032 448,456
Coty, Inc. , Class A
(a)(b)
.................. 69,933 221,688
Edgewell Personal Care Co. ............. 9,007 175,276
Herbalife Ltd.
(a)
...................... 20,573 354,678
Olaplex Holdings, Inc.
(a)
................ 29,682 46,898
1,246,996

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals — 2.2%
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 25,401 $ 347,486
Amphastar Pharmaceuticals, Inc.
(a)
......... 6,847 181,377
ANI Pharmaceuticals, Inc.
(a)
.............. 3,707 303,418
Aquestive Therapeutics, Inc.
(a)
............ 13,120 38,704
Arvinas, Inc.
(a)
....................... 11,261 150,672
Collegium Pharmaceutical, Inc.
(a)
.......... 5,849 268,586
CorMedix, Inc.
(a)(b)
.................... 14,235 110,464
Crinetics Pharmaceuticals, Inc.
(a)(b)
......... 11,087 553,685
Edgewise Therapeutics, Inc.
(a)
............ 5,647 158,963
Elanco Animal Health, Inc.
(a)(b)
............ 97,938 2,358,347
Enliven Therapeutics, Inc.
(a)
.............. 6,785 179,463
Esperion Therapeutics, Inc.
(a)
............. 17,212 58,349
Harmony Biosciences Holdings, Inc.
(a)
....... 8,597 313,962
Indivior Pharmaceuticals, Inc.
(a)
........... 18,620 658,776
Innoviva, Inc.
(a)
...................... 4,102 82,040
Jazz Pharmaceuticals plc
(a)
.............. 7,116 1,170,511
Ligand Pharmaceuticals, Inc.
(a)
............ 1,783 342,514
Nektar Therapeutics
(a)(b)
................. 1,810 67,567
Nuvation Bio, Inc. , Class A
(a)(b)
............ 43,534 228,118
Ocular Therapeutix, Inc.
(a)
............... 12,774 116,754
Organon & Co. ...................... 50,989 435,446
Pacira BioSciences, Inc.
(a)(b)
.............. 9,088 186,668
Perrigo Co. plc ...................... 26,530 376,991
Prestige Consumer Healthcare, Inc.
(a)
....... 9,571 617,042
Supernus Pharmaceuticals, Inc.
(a)
.......... 5,066 243,979
Terns Pharmaceuticals, Inc.
(a)
............. 15,186 525,436
Theravance Biopharma, Inc.
(a)
............ 8,224 155,763
Viatris, Inc. ......................... 247,013 3,233,400
13,464,481
Professional Services — 1.8%
Alight, Inc. , Class A ................... 88,992 136,158
Amentum Holdings, Inc.
(a)
............... 27,082 968,994
Booz Allen Hamilton Holding Corp. ......... 25,122 2,221,287
CACI International, Inc. , Class A
(a)
......... 1,525 946,384
CBIZ, Inc.
(a)
......................... 4,646 182,820
Clarivate plc
(a)(b)
...................... 69,975 185,434
Concentrix Corp. ..................... 8,373 312,731
CSG Systems International, Inc. ........... 3,053 243,477
First Advantage Corp.
(a)(b)
............... 16,091 217,228
Genpact Ltd. ........................ 19,182 845,926
ICF International, Inc. .................. 2,100 195,825
Insperity, Inc. ........................ 2,957 126,353
KBR, Inc. .......................... 13,887 594,502
Korn Ferry ......................... 5,946 413,069
ManpowerGroup, Inc. .................. 9,129 331,657
Maximus, Inc. ....................... 8,096 764,586
Parsons Corp.
(a)
...................... 3,414 239,185
Robert Half, Inc. ..................... 12,884 445,915
Science Applications International Corp. ..... 9,693 986,360
TIC Solutions, Inc.
(a)
................... 10,729 108,363
TriNet Group, Inc. .................... 5,317 325,613
Upwork, Inc.
(a)(b)
...................... 24,192 484,566
11,276,433
Real Estate Management & Development — 0.9%
Compass, Inc. , Class A
(a)(b)
.............. 123,765 1,549,538
Cushman & Wakefield Ltd.
(a)
............. 30,162 495,863
eXp World Holdings, Inc. ................ 7,076 63,967
Forestar Group, Inc.
(a)
.................. 3,345 87,037
Howard Hughes Holdings, Inc.
(a)
........... 3,382 276,174
Jones Lang LaSalle, Inc.
(a)
............... 4,437 1,588,047
Kennedy-Wilson Holdings, Inc. ............ 21,528 212,051
Marcus & Millichap, Inc. ................ 4,876 132,627
Newmark Group, Inc. , Class A ............ 12,505 222,964
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Opendoor Technologies, Inc. , Class A
(a)
...... 126,328 $ 650,589
5,278,857
Residential REITs — 0.9%
American Homes 4 Rent , Class A .......... 32,429 1,015,676
Apartment Investment & Management Co. , Class
A ............................. 14,214 83,578
Camden Property Trust ................. 12,470 1,359,854
Centerspace ........................ 3,267 209,970
Equity LifeStyle Properties, Inc. ........... 16,516 1,043,316
Independence Realty Trust, Inc. ........... 29,941 500,015
NexPoint Residential Trust, Inc. ........... 4,200 126,924
UDR, Inc. .......................... 34,060 1,265,329
UMH Properties, Inc. .................. 6,335 99,016
Veris Residential, Inc. .................. 6,463 98,173
5,801,851
Retail REITs — 1.6%
Acadia Realty Trust ................... 17,308 346,333
Agree Realty Corp. ................... 11,972 864,738
Alexander's, Inc. ..................... 260 63,674
Brixmor Property Group, Inc. ............. 41,187 1,103,400
CBL & Associates Properties, Inc. .......... 1,622 58,068
Federal Realty Investment Trust ........... 10,761 1,088,583
Getty Realty Corp. .................... 10,671 318,636
InvenTrust Properties Corp. .............. 15,029 441,702
Kite Realty Group Trust ................. 26,658 626,196
Macerich Co. (The) ................... 52,456 992,992
NETSTREIT Corp. .................... 9,881 186,158
NNN REIT, Inc. ...................... 38,709 1,613,004
Phillips Edison & Co., Inc. ............... 11,750 425,702
Regency Centers Corp. ................ 20,463 1,491,139
Saul Centers, Inc. .................... 2,500 79,325
Urban Edge Properties ................. 8,858 172,111
9,871,761
Semiconductors & Semiconductor Equipment — 1.4%
ACM Research, Inc. , Class A
(a)
............ 2,954 171,687
Alpha & Omega Semiconductor Ltd.
(a)
....... 3,038 67,140
Amkor Technology, Inc. ................. 9,931 479,965
Axcelis Technologies, Inc.
(a)(b)
............. 6,408 564,353
Cirrus Logic, Inc.
(a)
.................... 5,627 733,423
Diodes, Inc.
(a)
....................... 5,340 316,075
Enphase Energy, Inc.
(a)
................. 10,677 394,835
MaxLinear, Inc.
(a)
..................... 16,698 289,710
MKS, Inc. .......................... 3,697 870,311
Navitas Semiconductor Corp.
(a)
........... 15,557 133,479
PDF Solutions, Inc.
(a)(b)
................. 2,512 80,007
Penguin Solutions, Inc.
(a)
................ 10,782 207,122
Photronics, Inc.
(a)
..................... 11,790 407,580
Qorvo, Inc.
(a)
........................ 8,272 646,126
Rigetti Computing, Inc.
(a)(b)
............... 28,391 515,865
Skyworks Solutions, Inc. ................ 30,687 1,711,107
SolarEdge Technologies, Inc.
(a)
............ 11,604 359,144
Synaptics, Inc.
(a)
..................... 3,647 300,914
Ultra Clean Holdings, Inc.
(a)
.............. 3,793 165,678
Veeco Instruments, Inc.
(a)
............... 4,544 141,909
8,556,430
Software — 0.8%
Adeia, Inc. ......................... 12,181 220,354
Aurora Innovation, Inc. , Class A
(a)(b)
......... 132,763 557,605
Blackbaud, Inc.
(a)
..................... 4,426 237,676
BlackLine, Inc.
(a)
..................... 2,843 132,114
C3.ai, Inc. , Class A
(a)(b)
................. 13,704 150,881
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.... 38,572 292,376

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Digital Turbine, Inc.
(a)
.................. 8,713 $ 45,482
Dropbox, Inc. , Class A
(a)(b)
............... 24,063 613,125
Five9, Inc.
(a)
........................ 14,161 250,083
I3 Verticals, Inc. , Class A
(a)
............... 2,877 63,898
Jamf Holding Corp.
(a)
.................. 4,167 54,379
LiveRamp Holdings, Inc.
(a)
............... 12,762 310,755
NCR Voyix Corp.
(a)
.................... 29,628 293,910
PagerDuty, Inc.
(a)
..................... 8,399 89,029
Progress Software Corp.
(a)
............... 8,502 347,902
Rapid7, Inc.
(a)
....................... 5,167 61,591
RingCentral, Inc. , Class A
(a)
.............. 9,387 242,936
Riot Platforms, Inc.
(a)(b)
................. 31,735 490,941
Teradata Corp.
(a)
..................... 17,964 512,333
Yext, Inc.
(a)
......................... 22,239 159,231
5,126,601
Specialized REITs — 1.4%
CubeSmart ......................... 32,047 1,202,724
EPR Properties ...................... 15,560 843,974
Four Corners Property Trust, Inc. .......... 15,027 370,416
Gaming & Leisure Properties, Inc. ......... 54,389 2,433,908
Lamar Advertising Co. , Class A ........... 11,975 1,536,512
National Storage Affiliates Trust ........... 14,532 462,263
Outfront Media, Inc. ................... 29,390 714,765
PotlatchDeltic Corp. ................... 7,146 298,203
Rayonier, Inc. ....................... 13,769 313,107
Safehold, Inc. ....................... 9,597 135,414
Smartstop Self Storage REIT, Inc. .......... 2,833 89,069
8,400,355
Specialty Retail — 3.3%
Abercrombie & Fitch Co. , Class A
(a)
......... 5,415 528,667
Academy Sports & Outdoors, Inc.
(b)
......... 13,551 745,441
Advance Auto Parts, Inc. ................ 11,625 558,116
American Eagle Outfitters, Inc. ............ 32,604 759,999
Asbury Automotive Group, Inc.
(a)
........... 3,724 873,315
AutoNation, Inc.
(a)
..................... 5,355 1,097,668
Bath & Body Works, Inc. ................ 42,302 922,184
Buckle, Inc. (The) .................... 6,528 308,774
Build-A-Bear Workshop, Inc. ............. 1,023 61,053
Camping World Holdings, Inc. , Class A ...... 3,457 45,598
CarMax, Inc.
(a)
....................... 31,304 1,394,280
Dick's Sporting Goods, Inc. .............. 8,741 1,765,682
GameStop Corp. , Class A
(a)(b)
............. 59,758 1,427,021
Gap, Inc. (The) ...................... 48,902 1,368,278
Group 1 Automotive, Inc. ................ 2,594 918,950
Lithia Motors, Inc. , Class A .............. 2,679 866,496
Murphy USA, Inc. .................... 2,543 1,074,443
Penske Automotive Group, Inc. ........... 4,108 644,093
Petco Health & Wellness Co., Inc.
(a)(b)
....... 9,417 25,332
RealReal, Inc. (The)
(a)
.................. 7,934 116,392
Revolve Group, Inc. , Class A
(a)
............ 3,659 101,171
RH
(a)
............................. 1,036 205,988
Sally Beauty Holdings, Inc.
(a)(b)
............ 19,414 295,481
Signet Jewelers Ltd. ................... 7,674 708,080
Sonic Automotive, Inc. , Class A ........... 2,892 173,404
Upbound Group, Inc. .................. 10,947 206,898
Urban Outfitters, Inc.
(a)(b)
................ 6,050 428,643
Victoria's Secret & Co.
(a)
................ 14,279 778,348
Wayfair, Inc. , Class A
(a)
................. 20,423 2,113,576
20,513,371
Technology Hardware, Storage & Peripherals — 0.1%
(a)
Corsair Gaming, Inc. .................. 11,598 59,150
Diebold Nixdorf, Inc. ................... 7,058 487,072
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
GPGI, Inc. , Class A ................... 14,575 $ 343,533
889,755
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.
(a)
.................. 12,917 291,537
Carter's, Inc. ........................ 7,020 242,962
Columbia Sportswear Co. ............... 5,336 294,974
Crocs, Inc.
(a)(b)
....................... 10,332 867,062
Deckers Outdoor Corp.
(a)
................ 20,010 2,387,993
G-III Apparel Group Ltd. ................ 7,303 214,343
Kontoor Brands, Inc. ................... 7,184 429,100
Levi Strauss & Co. , Class A .............. 9,643 191,703
PVH Corp. ......................... 9,840 613,622
Ralph Lauren Corp. , Class A ............. 2,646 935,123
Steven Madden Ltd. ................... 4,430 194,388
Under Armour, Inc. , Class A
(a)(b)
........... 37,530 231,560
Under Armour, Inc. , Class C, NVS
(a)(b)
....... 27,226 165,262
VF Corp. .......................... 67,676 1,325,773
Wolverine World Wide, Inc. .............. 6,019 106,657
8,492,059
Tobacco — 0.0%
Universal Corp. ...................... 4,621 261,502
Trading Companies & Distributors — 1.2%
Air Lease Corp. , Class A ................ 12,870 831,788
Boise Cascade Co. ................... 7,825 632,338
Core & Main, Inc. , Class A
(a)
.............. 11,084 591,442
Custom Truck One Source, Inc.
(a)
.......... 11,855 74,924
DNOW, Inc.
(a)
....................... 23,156 351,740
DXP Enterprises, Inc.
(a)
................. 1,441 187,402
GATX Corp. ........................ 3,727 677,978
Global Industrial Co. ................... 885 27,046
Herc Holdings, Inc. .................... 6,382 914,796
MSC Industrial Direct Co., Inc. , Class A ...... 5,085 428,869
Rush Enterprises, Inc. , Class A ........... 7,765 498,435
Rush Enterprises, Inc. , Class B ........... 982 57,948
WESCO International, Inc. ............... 6,277 1,816,752
Willis Lease Finance Corp.
(b)
............. 375 68,355
7,159,813
Water Utilities — 0.4%
American States Water Co. .............. 3,947 287,973
California Water Service Group ........... 6,634 296,540
Essential Utilities, Inc. .................. 32,340 1,254,469
H2O America ....................... 6,385 332,275
Middlesex Water Co. .................. 1,636 85,694
2,256,951
Wireless Telecommunication Services — 0.2%
Array Digital Infrastructure, Inc. ........... 2,468 118,933
Gogo, Inc.
(a)
........................ 3,833 17,594
Telephone & Data Systems, Inc. ........... 18,649 841,629
978,156
Total Common Stocks — 99.8%
(Cost: $528,686,341) .............................. 611,596,315

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
(a)(c)
Akero Therapeutics, Inc., CVR ........... 4,647 $ 3,021
Sanofi Aatd, Inc., CVR ................. 2,612 4,335
7,356
Total Rights — 0.0%
(Cost: $4,712) .................................. 7,356
Total Long-Term Investments — 99.8%
(Cost: $528,691,053) .............................. 611,603,671
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.2%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.82%
(f)
................... 30,528,050 $ 30,543,314
BlackRock Cash Funds: Treasury, SL Agency
Shares, 3.64% .................... 1,391,421 1,391,421
Total Short-Term Securities — 5.2%
(Cost: $31,920,620) ............................... 31,934,735
Total Investments — 105.0%
(Cost: $560,611,673 ) .............................. 643,538,406
Liabilities in Excess of Other Assets — (5.0)% ............. (30,765,213)
Net Assets — 100.0% ...............................
$ 612,773,193
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 26,864,435 $ 3,675,107
(a)
$ — $ 1,377 $ 2,395 $ 30,543,314 30,528,050 $ 346,562
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 409,296 982,125
(a)
— — — 1,391,421 1,391,421 32,713 —
$ 1,377 $ 2,395 $ 31,934,735 $ 379,275 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Morningstar Small-Cap Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 1 03/20/26 $ 131 $ (2,325)
S&P Midcap 400 E-Mini Index ................................................. 2 03/20/26 690 (17,629)
$ (19,954)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 611,541,936 $ 54,379 $ — $ 611,596,315
Rights ................................................ — — 7,356 7,356
Short-Term Securities
Money Market Funds ...................................... 31,934,735 — — 31,934,735
$ 643,476,671 $ 54,379 $ 7,356 $ 643,538,406
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (19,954) $ — $ — $ (19,954)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust